CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of operations
Revenues	$ 85,388	$ 54,597	$ 58,158
Cost of revenues	35,795	31,314	22,653
Gross profit	49,593	23,283	35,505
Operating expenses:
General and administrative expenses (including share-based compensation expense)	(20,348)	(28,896)	(19,166)
Total operating expenses	(20,348)	(51,874)	(19,166)
Operating income (loss)	29,245	(28,591)	16,339
Interest income	84	101	798
Interest expense	(28,070)	(24,757)	(13,855)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange (loss) gain	28	(851)	(855)
Gain from disposal of subsidiaries	2,767
Other income, net	507	(334)	166
Income (loss) before income tax expense	1,395	(53,481)	2,958
Income tax expense	(6,451)	(1,527)	(3,208)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	(1,413)	20,394	11,857
Defined benefit pension plans	33	(33)
Other comprehensive income (loss)	(1,380)	20,361	11,857
Comprehensive income (loss)	(2,529)	(34,929)	15,842
Company
Operating expenses:
General and administrative expenses (including share-based compensation expense)	(7,324)	(18,247)	(12,016)
Total operating expenses	(7,324)	(18,247)	(12,016)
Operating income (loss)	(7,324)	(18,247)	(12,016)
Equity in profits (losses) of subsidiaries	3,662	(27,395)	14,814
Interest income	3	66	555
Interest expense	(142)	(23)	(19)
Changes in fair value of warrant liabilities	(399)	951	365
Exchange (loss) gain	30	(580)	(403)
Gain from disposal of subsidiaries	3,726
Other income, net	293	375	446
Income (loss) before income tax expense	(151)	(44,853)	3,742
Income tax expense	(1,092)	(536)
Net income (loss) attributable to China Hydroelectric Corporation shareholders	(1,243)	(45,389)	3,742
Other comprehensive income (loss), net of income tax expense
Foreign currency translation adjustments	(1,404)	20,079	11,857
Defined benefit pension plans	33	(33)
Other comprehensive income (loss)	(1,371)	20,046	11,857
Comprehensive income (loss)	$ (2,614)	$ (25,343)	$ 15,599